STOCKHOLDERS' EQUITY - Summary of Options Outstanding (Details) - shares		Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of shares, Outstanding		219,206	268,860	224,000	226,000
Equity Compensation Plans Not Approved By Security Holders [Member]
Number of shares, Outstanding	[1]	180,000
Equity Incentive Plan [Member]
Number of shares, Outstanding		39,206

[1]	Represents options granted in October 2009, all of which expired subsequently on October 1, 2015.